Accounts receivable, net	12 Months Ended
Dec. 31, 2025
Accounts receivable, net
Accounts receivable, net

7.           Accounts receivable, net

a.           The balance of accounts receivable is as follows:

	December 31,
	2025		2024		2023
Receivables	Ps.	2,048,571	Ps.	1,879,439	Ps.	1,315,385
Allowance for doubtful accounts (note 7 b.)		(38,044)		(33,474)		(16,986)
	Ps.	2,010,527	Ps.	1,845,965	Ps.	1,298,399

Accounts receivable represents principally the passenger charges (TUA) paid by each passenger (other than diplomats, infants, and transit passengers) using the airports operated by the Company. These TUA are collected by airlines and subsequently paid to the Company. As of December 31, 2025, 2024 and 2023, amounts receivable for passenger charges amounted to Ps. 1,584,565, Ps. 1,515,502 and Ps. 1,052,172, respectively.

The Company’s management considers that the carrying amount of accounts receivable approximates its fair value given their short-term nature. No interest income is generated by any short-term account receivable. As of

December 31, 2025, 2024 and 2023, the balance of the allowance for doubtful accounts was Ps. 38,044, Ps. 33,474 and Ps. 16,986, respectively.

The following tables set forth a percentage of the principal customers that compose the accounts receivable (before allowance for doubtful accounts) as well as the revenues generated from the Company’s principal customers, which may represent a potential credit risk for the Company if the counterparty had financial and operating difficulties that would prevent them from being able to settle amounts due to the Company.

	December 31,
	2025	2024	2023
	%	%	%
Accounts receivable:
Aeroenlaces Nacionales, S. A. de C. V.	37.9	39.5	36.3
Concesionaria Vuela Compañía de Aviación, S.A.P.I. de C.V.	17.7	17.9	21.0
Aerolitoral, S. A. de C. V.	4.2	5.1	5.3
Aerovías de México, S. A. de C.V.	12.0	11.4	13.0

	Year ended December 31,
	2025	2024	2023
	%	%	%
Revenues by client (by percentage):
Aerolitoral, S. A. de C. V.	3.9	4.5	6.1
Aeroenlaces Nacionales, S. A. de C. V.	32.0	33.2	30.9
Concesionaria Vuela Compañía de Aviación, S. A. P. I. de C. V.	16.6	14.5	18.8
Aerovías de México, S. A. de C. V.	10.5	10.9	9.8

b.           The changes in the allowance for doubtful accounts are as follows:

	December 31,
	2025		2024		2023

Beginning balance	Ps.	33,474	Ps.	16,986	Ps.	12,400
Increase		4,570		17,621		5,767
Cancellation		—		—		—
Write-off		—		(1,133)		(1,181)
Ending balance	Ps.	38,044	Ps.	33,474	Ps.	16,986

The write-off of doubtful accounts is recognized once the Company has exhausted all means for collection of the account.

The movements in the estimate for customer impairment in 2025, with the expected loss model used by the Company, are presented below:

	Airports		Others		Total

Gross book value	Ps.	1,897,095	Ps.	151,476	Ps.	2,048,571
Collateral		2,745,989		49,029		2,795,018

Probability of default in range		6,58% -17,86%		0% - 100%
Loss due to default range		0% - 4.98%		0% - 100%
Beginning balance of impairment of account receivable	Ps.	19,061	Ps.	14,413	Ps.	33,474
Increase (decrease) in the allowance		5,597		(1,027)		4,570
Write-off		—		-		—
Ending balance of impairment of account receivable	Ps.	24,658	Ps.	13,386	Ps.	38,044